John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 90.4%		$1,742,342,430
(Cost $1,456,112,658)
Brazil 10.3%		198,667,116
B3 SA - Brasil Bolsa Balcao	2,230,400	25,102,807
Banco BTG Pactual SA	1,070,500	18,747,373
Lojas Renner SA	2,500,970	33,549,882
Notre Dame Intermedica Participacoes SA	1,743,146	28,577,565
Odontoprev SA	4,310,200	17,773,813
Pagseguro Digital, Ltd., Class A (A)	521,041	16,928,622
Raia Drogasil SA	674,500	19,564,374
StoneCo, Ltd., Class A (A)	517,176	22,466,125
Suzano SA	1,722,600	15,956,555
China 25.5%		492,199,225
3SBio, Inc. (A)(B)	13,522,500	17,176,192
Alibaba Group Holding, Ltd., ADR (A)	443,675	91,658,820
China International Travel Service Corp., Ltd., Class A	1,480,816	17,059,610
CNOOC, Ltd.	26,773,000	40,080,194
Focus Media Information Technology Company, Ltd., Class A	16,634,534	13,664,319
Kingdee International Software Group Company, Ltd.	18,246,000	19,484,084
Kweichow Moutai Company, Ltd., Class A	145,831	21,439,092
Ping An Bank Company, Ltd., Class A	14,234,367	30,446,003
Ping An Healthcare and Technology Company, Ltd. (A)(B)	3,287,000	27,950,162
Ping An Insurance Group Company of China, Ltd., H Shares	6,822,000	77,142,222
Tencent Holdings, Ltd.	1,972,000	94,045,086
Tencent Music Entertainment Group, ADR (A)	306,518	3,889,713
Wuxi Biologics Cayman, Inc. (A)(B)	1,517,500	19,193,159
Yum China Holdings, Inc.	440,459	18,970,569
Hong Kong 8.4%		161,058,534
AIA Group, Ltd.	7,204,000	71,384,065
China Resources Beer Holdings Company, Ltd.	5,240,000	24,244,102
Hong Kong Exchanges & Clearing, Ltd.	748,100	24,580,646
Pacific Basin Shipping, Ltd.	93,000,000	16,681,044
Techtronic Industries Company, Ltd.	3,029,000	24,168,677
India 8.5%		163,651,950
Colgate-Palmolive India, Ltd.	864,104	16,117,012
HDFC Bank, Ltd.	2,066,910	35,345,279
Housing Development Finance Corp., Ltd.	781,169	26,426,677
ICICI Bank, Ltd.	3,491,473	25,733,893
Reliance Industries, Ltd.	1,787,855	35,223,217
UltraTech Cement, Ltd.	400,932	24,805,872
Indonesia 1.8%		35,349,145
Bank Central Asia Tbk PT	14,959,300	35,349,145
Macau 1.3%		24,337,219
Sands China, Ltd.	5,046,800	24,337,219
Mexico 0.7%		13,962,847
Fomento Economico Mexicano SAB de CV	1,548,600	13,962,847
Netherlands 1.6%		30,463,013
Prosus NV (A)	422,312	30,463,013
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Peru 1.2%		$23,255,537
Credicorp, Ltd.	112,574	23,255,537
Poland 1.0%		20,240,955
Dino Polska SA (A)(B)	483,497	20,240,955
Russia 6.5%		124,982,183
LUKOIL PJSC, ADR	409,250	41,796,703
Mail.Ru Group, Ltd., GDR (A)	485,142	11,414,936
Sberbank of Russia PJSC, ADR	3,014,285	48,053,731
Yandex NV, Class A (A)	529,275	23,716,813
South Africa 3.0%		56,997,308
Clicks Group, Ltd.	1,073,268	17,316,414
Naspers, Ltd., N Shares	244,647	39,680,894
South Korea 5.5%		105,489,851
LG Household & Health Care, Ltd.	31,436	32,879,591
NAVER Corp.	218,891	32,642,912
SK Hynix, Inc.	525,289	39,967,348
Taiwan 9.7%		187,160,773
ASE Technology Holding Company, Ltd.	11,024,000	26,601,037
LandMark Optoelectronics Corp.	3,812,000	32,255,305
MediaTek, Inc.	2,884,000	36,489,478
Taiwan Semiconductor Manufacturing Company, Ltd.	5,117,000	52,777,820
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	723,714	39,037,133
Thailand 0.8%		15,182,359
Thai Beverage PCL	26,157,300	15,182,359
United Arab Emirates 1.2%		23,515,134
Network International Holdings PLC (A)(B)	2,937,584	23,515,134
United Kingdom 3.4%		65,829,281
Anglo American PLC	1,465,329	38,236,402

Mondi PLC	1,356,133	27,592,879
Preferred securities 6.8%		$130,545,503
(Cost $99,652,452)
Brazil 1.9%		35,517,262
Itau Unibanco Holding SA	4,634,559	35,517,262
South Korea 4.9%		95,028,241
Samsung Electronics Company, Ltd.	2,430,963	95,028,241

	Yield (%)	Shares	Value
Short-term investments 2.8%			$54,374,901
(Cost $54,374,901)
Short-term funds 2.8%			54,374,901
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.4300(C)	54,374,901	54,374,901

Total investments (Cost $1,610,140,011) 100.0%	$1,927,262,834
Other assets and liabilities, net 0.0%	723,815
Total net assets 100.0%	$1,927,986,649

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
The fund had the following sector composition as a percentage of net assets on 1-31-20:

Financials	24.8%
Information technology	21.0%
Consumer discretionary	13.3%
Consumer staples	9.4%
Communication services	9.3%
Energy	6.1%
Health care	5.7%
Materials	5.5%
Industrials	2.1%
Short-term investments and other	2.8%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$198,667,116	$198,667,116	—	—
China	492,199,225	114,519,102	$377,680,123	—
Hong Kong	161,058,534	—	161,058,534	—
India	163,651,950	—	163,651,950	—
Indonesia	35,349,145	—	35,349,145	—
Macau	24,337,219	—	24,337,219	—
Mexico	13,962,847	13,962,847	—	—
Netherlands	30,463,013	—	30,463,013	—
Peru	23,255,537	23,255,537	—	—
Poland	20,240,955	—	20,240,955	—
Russia	124,982,183	113,567,247	11,414,936	—
South Africa	56,997,308	—	56,997,308	—
South Korea	105,489,851	—	105,489,851	—
Taiwan	187,160,773	39,037,133	148,123,640	—
Thailand	15,182,359	—	15,182,359	—
United Arab Emirates	23,515,134	—	23,515,134	—
United Kingdom	65,829,281	—	65,829,281	—
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	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Brazil	$35,517,262	$35,517,262	—	—
South Korea	95,028,241	—	$95,028,241	—
Short-term investments	54,374,901	54,374,901	—	—
Total investments in securities	$1,927,262,834	$592,901,145	$1,334,361,689	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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